Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Equity
Equity
Noncontrolling Interests in Consolidated Entities—See note 2 for details regarding ownership interests, carrying values and allocations related to noncontrolling interests in our consolidated subsidiaries.
The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
(Income) loss allocated to noncontrolling interests:
JSAV	$—	$(82)	$—	$(93)
OpenKey	152	187	329	343
RED	(26)	5	(60)	(2)
Pure Wellness	5	8	25	43
Total net (income) loss allocated to noncontrolling interests	$131	$118	$294	$291

Equity
Equity Offering—For the year ended December 31, 2018, net proceeds from the public offering of our common stock after underwriting discount and offering expenses were approximately $18.9 million. On September 28, 2018, we completed a public offering of 270,000 shares of common stock at a price to the public of $74.50 per share, resulting in gross proceeds of $20.1 million. The net proceeds from the sale of the shares after discounts and commissions to the underwriters and offering expenses were approximately $18.2 million. We also sold an additional 10,000 shares of common stock to the underwriters on October 10, 2018, in connection with the underwriters’ partial exercise of their over-allotment option that had been granted to them in connection with the transaction. The net proceeds from the sale of the over-allotment shares after discounts and commissions to the underwriters were approximately $700,000.
Capital Stock—In accordance with Ashford Inc.’s charter, we are authorized to issue 200 million shares of capital stock, consisting of 100 million shares common stock, par value $0.01 per share, 50 million shares blank check common stock, par value $0.01 per share, and 50 million shares preferred stock, par value $0.01 per share. Our Board of Directors has designated 2 million shares of our preferred stock as Series A Preferred Stock. The holders of Series A cumulative preferred stock are entitled to receive dividends in preference to holders of shares of any class or series of stock ranking junior to it, equal to 1,000 multiplied by the aggregate per share amount of all dividends of common stock. Each share of Series A cumulative preferred stock shall entitle the holder to 1,000 votes on all matters submitted to a vote of the stockholders of Ashford Inc. No shares of Series A cumulative preferred stock are currently outstanding.
Shareholder Rights Plan—On August 18, 2018, our board of directors adopted a shareholder rights plan (the “2018 Rights Plan”). The 2018 Rights Plan is intended to improve the bargaining position of our board of directors in the event of an unsolicited offer to acquire our outstanding shares of common stock. Pursuant to the 2018 Rights Plan, our board of directors declared a dividend of one preferred share purchase right (a “Right”) payable on August 20, 2018, for each outstanding share of common stock, par value $0.01 per share (the “Common Shares”), outstanding on August 20, 2018 (the “Record Date”) to the stockholders of record on that date. Each Right initially entitles the registered holder to purchase from the Company one one-thousandth of a share of Series C Preferred Stock, par value $0.01 per share (the “Preferred Shares”), of the Company, at a price of $275 per one one-thousandth of a Preferred Share represented by a Right (the “Purchase Price”), subject to adjustment. The Rights become exercisable upon certain conditions, as defined in the rights agreement. At any time prior to the time any person or group becomes an Acquiring Person, as defined in the rights agreement, the board of directors of the Company may redeem the Rights in whole, but not in part, at a price of $0.001 per Right. The value of the rights is de minimis. At our annual shareholder’s meeting in 2018, our shareholders voted to extend the shareholder rights plan until February 25, 2021. The terms of the shareholder rights plan are consistent with the terms of an earlier shareholder rights plan adopted on November 16, 2014.
Noncontrolling Interests in Consolidated Entities—See note 2 for details regarding ownership interests, carrying values and allocations related to noncontrolling interests in our consolidated subsidiaries.
The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Year Ended December 31,
	2018	2017	2016
(Income) loss allocated to noncontrolling interests:
J&S	$58	$(49)	$—
OpenKey (1)	826	515	849
Pure Wellness	(28)	38	—
RED	68	—	—
Other (2)	—	(146)	8,011
Total net (income) loss allocated to noncontrolling interests	$924	$358	$8,860
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(1)	The 2016 loss allocated to the noncontrolling interest in OpenKey represents the period from the March 8, 2016 conversion of our notes receivable through December 31, 2016.
(2)Represents noncontrolling interests primarily in the AQUA Fund, which was fully dissolved as of December 31, 2017.